Subsequent Event (Detail Textuals) - Subsequent forward split of common shares	1 Months Ended
May 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Share consoldiation ratio	25
Subsequent forward split	1 for 25 basis